Income taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income tax Expense

	December 31, 2021	December 31, 2020

Expected income tax at statutory rate	$(621,735)	$(458,619)
State tax	168	168
Meals & Entertainments	295	-
Permanent differences	404,577	295,578
Other	(71,992)	(336)
Change in valuation allowance	289,487	163,209
Provision for income taxes	$800	$-

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities at December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020

Net operating loss carry-forward	$1,450,896	$1,668,324
Valuation allowance	(1,450,896)	(1,668,324)
Net deferred tax asset	$-	$-